SHARE CAPITAL (Details Textual) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Common Stock, Shares Authorized (in shares)	100,000,000	50,000,000
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001